Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	1-13883
Entity Registrant Name	CALIFORNIA WATER SERVICE GROUP
Entity Central Index Key	0001035201
Entity Tax Identification Number	77-0448994
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1720 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95112
City Area Code	408
Local Phone Number	367-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01
Trading Symbol	CWT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false